Fair value measurements - Additional information (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Amount of discount or liquidity adjustment in inactive markets
Transfers out of / into Level 3
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables		0	0
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings		¥ 50	¥ 58
Concentrations of credit risk, percentage		16.00%	16.00%
American Century Companies, Inc. [Member]
Transfers out of / into Level 3
Percentage of economic interest		39.52%	40.14%
Recurring [Member] | Level 3 [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		¥ 55	¥ 76
Transfers out of Level 3, Liabilities		111	167
Transfers into Level 3, Assets		147	99
Transfers into Level 3, Liabilities		100	58
Recurring [Member] | Level 3 [Member] | Financial assets (excluding derivative assets) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		77	43
Transfers into Level 3, Assets		146	101
Recurring [Member] | Level 3 [Member] | Trading assets and private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		70	37
Transfers into Level 3, Assets		81	62
Recurring [Member] | Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		53	17
Transfers into Level 3, Assets		63	33
Recurring [Member] | Level 3 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		5	6
Transfers into Level 3, Assets		7	11
Recurring [Member] | Level 3 [Member] | Loans and receivables [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets		7	6
Transfers into Level 3, Assets		37	39
Recognized losses when the transfer into Level 3 occurred			14
Recurring [Member] | Level 3 [Member] | Collateralized agreements [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets
Transfers into Level 3, Assets		28
Recurring [Member] | Level 3 [Member] | Financial liabilities (excluding derivative liabilities) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities		111	167
Transfers into Level 3, Liabilities		100	58
Recurring [Member] | Level 3 [Member] | Long-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities		85	127
Transfers into Level 3, Liabilities		75	56
Recurring [Member] | Level 3 [Member] | Short-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Liabilities		25	37
Transfers into Level 3, Liabilities		25	1
Recurring [Member] | Level 3 [Member] | Net derivatives [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	[1]	(22)	33
Transfers into Level 3, Assets	[1]	1	(2)
Recurring [Member] | Level 3 [Member] | Net interest rate derivative [Member]
Transfers out of / into Level 3
Transfers out of Level 3, Assets	[1]	(14)	34
Transfers into Level 3, Assets	[1]	¥ 10	¥ (5)

[1]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.